FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
224,144	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$224,144
	(Cost $224,144)
	Total Investments — 0.6%	224,144
	(Cost $224,144)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.3%
	Call Options Purchased — 102.7%
585	SPDR® S&P 500® ETF Trust	$37,735,425	$5.96	01/16/26	37,219,016
	(Cost $34,626,555)
	Put Options Purchased — 1.6%
585	SPDR® S&P 500® ETF Trust	37,735,425	597.56	01/16/26	568,544
	(Cost $1,677,673)
	Total Purchased Options				37,787,560
	(Cost $36,304,228)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.8)%
(585)	SPDR® S&P 500® ETF Trust	(37,735,425)	640.84	01/16/26	(1,759,563)
	(Premiums received $1,137,008)
	Net Other Assets and Liabilities — (0.1)%				(25,062)
	Net Assets — 100.0%				$36,227,079

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$224,144	$224,144	$—	$—
Purchased Options	37,787,560	—	37,787,560	—
Total	$38,011,704	$224,144	$37,787,560	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,759,563)	$—	$(1,759,563)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
80,390	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$80,390
	(Cost $80,390)
	Total Investments — 1.7%	80,390
	(Cost $80,390)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.3%
	Call Options Purchased — 108.3%
75	SPDR® S&P 500® ETF Trust	$4,837,875	$11.95	01/16/26	4,727,581
96	SPDR® S&P 500® ETF Trust	6,192,480	609.53	01/16/26	520,228
	Total Purchased Options				5,247,809
	(Cost $4,651,812)
WRITTEN OPTIONS — (9.9)%
	Call Options Written — (9.9)%
(75)	SPDR® S&P 500® ETF Trust	(4,837,875)	597.58	01/16/26	(481,505)
	(Premiums received $299,475)
	Net Other Assets and Liabilities — (0.1)%				(2,973)
	Net Assets — 100.0%				$4,843,721

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$80,390	$80,390	$—	$—
Purchased Options	5,247,809	—	5,247,809	—
Total	$5,328,199	$80,390	$5,247,809	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(481,505)	$—	$(481,505)	$—

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
378,094	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$378,094
	(Cost $378,094)
	Total Investments — 0.7%	378,094
	(Cost $378,094)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 102.9%
864	SPDR® S&P 500® ETF Trust	$55,732,320	$5.98	02/20/26	54,999,225
	(Cost $49,038,883)
	Put Options Purchased — 2.0%
864	SPDR® S&P 500® ETF Trust	55,732,320	599.92	02/20/26	1,048,075
	(Cost $3,735,587)
	Total Purchased Options				56,047,300
	(Cost $52,774,470)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (5.5)%
(864)	SPDR® S&P 500® ETF Trust	(55,732,320)	642.66	02/20/26	(2,926,264)
	(Premiums received $1,207,054)
	Net Other Assets and Liabilities — (0.1)%				(37,284)
	Net Assets — 100.0%				$53,461,846

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$378,094	$378,094	$—	$—
Purchased Options	56,047,300	—	56,047,300	—
Total	$56,425,394	$378,094	$56,047,300	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,926,264)	$—	$(2,926,264)	$—

FT Vest Emerging Markets Buffer ETF - March (TMAR)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
28,240	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$28,240
	(Cost $28,240)
	Total Investments — 0.9%	28,240
	(Cost $28,240)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 101.4%
672	iShares MSCI Emerging Markets ETF	$3,350,592	$0.45	03/20/26	3,287,384
	(Cost $3,044,309)
	Put Options Purchased — 1.4%
672	iShares MSCI Emerging Markets ETF	3,350,592	44.58	03/20/26	44,170
	(Cost $151,796)
	Total Purchased Options				3,331,554
	(Cost $3,196,105)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.0)%
(672)	iShares MSCI Emerging Markets ETF	(3,350,592)	52.30	03/20/26	(95,585)
	(Premiums received $45,548)
	Put Options Written — (0.6)%
(672)	iShares MSCI Emerging Markets ETF	(3,350,592)	40.12	03/20/26	(20,940)
	(Premiums received $62,795)
	Total Written Options				(116,525)
	(Premiums received $108,343)
	Net Other Assets and Liabilities — (0.1)%				(2,301)
	Net Assets — 100.0%				$3,240,968

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$28,240	$28,240	$—	$—
Purchased Options	3,331,554	—	3,331,554	—
Total	$3,359,794	$28,240	$3,331,554	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(116,525)	$—	$(116,525)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
62,359	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$62,359
	(Cost $62,359)
	Total Investments — 0.8%	62,359
	(Cost $62,359)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 100.7%
406	Invesco S&P 500® Equal Weight ETF	$7,657,972	$1.74	03/20/26	7,522,137
	(Cost $6,652,452)
	Put Options Purchased — 1.8%
406	Invesco S&P 500® Equal Weight ETF	7,657,972	173.84	03/20/26	136,680
	(Cost $515,059)
	Total Purchased Options				7,658,817
	(Cost $7,167,511)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (2.3)%
(406)	Invesco S&P 500® Equal Weight ETF	(7,657,972)	197.93	03/20/26	(171,787)
	(Premiums received $71,559)
	Put Options Written — (0.9)%
(406)	Invesco S&P 500® Equal Weight ETF	(7,657,972)	156.46	03/20/26	(70,108)
	(Premiums received $270,744)
	Total Written Options				(241,895)
	(Premiums received $342,303)
	Net Other Assets and Liabilities — (0.1)%				(4,921)
	Net Assets — 100.0%				$7,474,360

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$62,359	$62,359	$—	$—
Purchased Options	7,658,817	—	7,658,817	—
Total	$7,721,176	$62,359	$7,658,817	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(241,895)	$—	$(241,895)	$—

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
960,606	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$960,606
	(Cost $960,606)
	Total Investments — 0.7%	960,606
	(Cost $960,606)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.6%
	Call Options Purchased — 109.0%
2,224	SPDR® S&P 500® ETF Trust	$143,459,120	$5.62	03/20/26	141,361,843
	(Cost $123,071,002)
	Put Options Purchased — 1.6%
2,224	SPDR® S&P 500® ETF Trust	143,459,120	563.96	03/20/26	2,083,577
	(Cost $7,232,013)
	Total Purchased Options				143,445,420
	(Cost $130,303,015)
WRITTEN OPTIONS — (11.2)%
	Call Options Written — (11.2)%
(2,224)	SPDR® S&P 500® ETF Trust	(143,459,120)	604.47	03/20/26	(14,590,352)
	(Premiums received $5,492,957)
	Net Other Assets and Liabilities — (0.1)%				(89,948)
	Net Assets — 100.0%				$129,725,726

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$960,606	$960,606	$—	$—
Purchased Options	143,445,420	—	143,445,420	—
Total	$144,406,026	$960,606	$143,445,420	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,590,352)	$—	$(14,590,352)	$—

FT Vest U.S. Equity Max Buffer ETF - April (APXM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
43,340	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$43,340
	(Cost $43,340)
	Total Investments — 0.8%	43,340
	(Cost $43,340)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.0%
	Call Options Purchased — 116.7%
98	SPDR® S&P 500® ETF Trust	$6,321,490	$5.24	04/17/26	6,234,109
	(Cost $5,288,009)
	Put Options Purchased — 1.3%
98	SPDR® S&P 500® ETF Trust	6,321,490	526.39	04/17/26	69,182
	(Cost $371,418)
	Total Purchased Options				6,303,291
	(Cost $5,659,427)
WRITTEN OPTIONS — (18.7)%
	Call Options Written — (18.7)%
(98)	SPDR® S&P 500® ETF Trust	(6,321,490)	564.52	04/17/26	(1,001,910)
	(Premiums received $323,855)
	Net Other Assets and Liabilities — (0.1)%				(3,492)
	Net Assets — 100.0%				$5,341,229

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$43,340	$43,340	$—	$—
Purchased Options	6,303,291	—	6,303,291	—
Total	$6,346,631	$43,340	$6,303,291	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,001,910)	$—	$(1,001,910)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
144,106	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$144,106
	(Cost $144,106)
	Total Investments — 1.6%	144,106
	(Cost $144,106)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.3%
	Call Options Purchased — 119.3%
140	SPDR® S&P 500® ETF Trust	$9,030,700	$10.53	04/17/26	8,833,773
165	SPDR® S&P 500® ETF Trust	10,643,325	536.94	04/17/26	2,085,729
	Total Purchased Options				10,919,502
	(Cost $8,419,648)
WRITTEN OPTIONS — (20.8)%
	Call Options Written — (20.8)%
(140)	SPDR® S&P 500® ETF Trust	(9,030,700)	526.41	04/17/26	(1,901,689)
	(Premiums received $921,192)
	Net Other Assets and Liabilities — (0.1)%				(5,130)
	Net Assets — 100.0%				$9,156,789

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$144,106	$144,106	$—	$—
Purchased Options	10,919,502	—	10,919,502	—
Total	$11,063,608	$144,106	$10,919,502	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,901,689)	$—	$(1,901,689)	$—

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
180,650	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$180,650
	(Cost $180,650)
	Total Investments — 0.9%	180,650
	(Cost $180,650)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.2%
	Call Options Purchased — 104.6%
338	SPDR® S&P 500® ETF Trust	$21,802,690	$5.92	05/15/26	21,489,577
	(Cost $19,963,398)
	Put Options Purchased — 2.6%
338	SPDR® S&P 500® ETF Trust	21,802,690	594.18	05/15/26	531,708
	(Cost $1,072,492)
	Total Purchased Options				22,021,285
	(Cost $21,035,890)
WRITTEN OPTIONS — (8.0)%
	Call Options Written — (8.0)%
(338)	SPDR® S&P 500® ETF Trust	(21,802,690)	635.91	05/15/26	(1,641,822)
	(Premiums received $965,527)
	Net Other Assets and Liabilities — (0.1)%				(12,127)
	Net Assets — 100.0%				$20,547,986

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$180,650	$180,650	$—	$—
Purchased Options	22,021,285	—	22,021,285	—
Total	$22,201,935	$180,650	$22,021,285	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,641,822)	$—	$(1,641,822)	$—

FT Vest Emerging Markets Buffer ETF - June (TJUN)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
24,219	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$24,219
	(Cost $24,219)
	Total Investments — 1.2%	24,219
	(Cost $24,219)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 99.7%
432	iShares MSCI Emerging Markets ETF	$2,153,952	$0.46	06/18/26	2,096,794
	(Cost $2,014,091)
	Put Options Purchased — 2.8%
432	iShares MSCI Emerging Markets ETF	2,153,952	46.33	06/18/26	58,765
	(Cost $85,053)
	Total Purchased Options				2,155,559
	(Cost $2,099,144)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (2.2)%
(432)	iShares MSCI Emerging Markets ETF	(2,153,952)	55.06	06/18/26	(47,101)
	(Premiums received $37,475)
	Put Options Written — (1.4)%
(432)	iShares MSCI Emerging Markets ETF	(2,153,952)	41.70	06/18/26	(28,793)
	(Premiums received $41,279)
	Total Written Options				(75,894)
	(Premiums received $78,754)
	Net Other Assets and Liabilities — (0.1)%				(1,832)
	Net Assets — 100.0%				$2,102,052

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$24,219	$24,219	$—	$—
Purchased Options	2,155,559	—	2,155,559	—
Total	$2,179,778	$24,219	$2,155,559	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(75,894)	$—	$(75,894)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
277,177	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$277,177
	(Cost $277,177)
	Total Investments — 1.0%	277,177
	(Cost $277,177)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 99.6%
1,446	Invesco S&P 500® Equal Weight ETF	$27,274,452	$1.78	06/18/26	26,689,068
	(Cost $25,256,512)
	Put Options Purchased — 2.8%
1,446	Invesco S&P 500® Equal Weight ETF	27,274,452	177.65	06/18/26	745,933
	(Cost $1,307,986)
	Total Purchased Options				27,435,001
	(Cost $26,564,498)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (1.9)%
(1,446)	Invesco S&P 500® Equal Weight ETF	(27,274,452)	205.70	06/18/26	(505,174)
	(Premiums received $275,384)
	Put Options Written — (1.4)%
(1,446)	Invesco S&P 500® Equal Weight ETF	(27,274,452)	159.89	06/18/26	(388,627)
	(Premiums received $672,085)
	Total Written Options				(893,801)
	(Premiums received $947,469)
	Net Other Assets and Liabilities — (0.1)%				(18,837)
	Net Assets — 100.0%				$26,799,540

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$277,177	$277,177	$—	$—
Purchased Options	27,435,001	—	27,435,001	—
Total	$27,712,178	$277,177	$27,435,001	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(893,801)	$—	$(893,801)	$—

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
647,264	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$647,264
	(Cost $647,264)
	Total Investments — 1.0%	647,264
	(Cost $647,264)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.7%
	Call Options Purchased — 104.8%
1,083	SPDR® S&P 500® ETF Trust	$69,858,915	$5.92	06/18/26	68,713,458
	(Cost $63,460,351)
	Put Options Purchased — 2.9%
1,083	SPDR® S&P 500® ETF Trust	69,858,915	594.26	06/18/26	1,906,773
	(Cost $3,538,468)
	Total Purchased Options				70,620,231
	(Cost $66,998,819)
WRITTEN OPTIONS — (8.6)%
	Call Options Written — (8.5)%
(1,083)	SPDR® S&P 500® ETF Trust	(69,858,915)	635.88	06/18/26	(5,597,247)
	(Premiums received $3,081,507)
	Put Options Written — (0.1)%
(1,083)	SPDR® S&P 500® ETF Trust	(69,858,915)	198.91	06/18/26	(53,771)
	(Premiums received $89,548)
	Total Written Options				(5,651,018)
	(Premiums received $3,171,055)
	Net Other Assets and Liabilities — (0.1)%				(44,923)
	Net Assets — 100.0%				$65,571,554

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$647,264	$647,264	$—	$—
Purchased Options	70,620,231	—	70,620,231	—
Total	$71,267,495	$647,264	$70,620,231	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,651,018)	$—	$(5,651,018)	$—

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
302,199	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$302,199
	(Cost $302,199)
	Total Investments — 1.1%	302,199
	(Cost $302,199)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 100.1%
455	SPDR® S&P 500® ETF Trust	$29,349,775	$6.26	07/17/26	28,861,114
	(Cost $28,105,020)
	Put Options Purchased — 4.0%
455	SPDR® S&P 500® ETF Trust	29,349,775	627.56	07/17/26	1,164,368
	(Cost $1,490,015)
	Total Purchased Options				30,025,482
	(Cost $29,595,035)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (5.0)%
(455)	SPDR® S&P 500® ETF Trust	(29,349,775)	671.51	07/17/26	(1,456,887)
	(Premiums received $1,217,963)
	Put Options Written — (0.1)%
(455)	SPDR® S&P 500® ETF Trust	(29,349,775)	210.24	07/17/26	(19,738)
	(Premiums received $79,293)
	Total Written Options				(1,476,625)
	(Premiums received $1,297,256)
	Net Other Assets and Liabilities — (0.1)%				(19,152)
	Net Assets — 100.0%				$28,831,904

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$302,199	$302,199	$—	$—
Purchased Options	30,025,482	—	30,025,482	—
Total	$30,327,681	$302,199	$30,025,482	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,476,625)	$—	$(1,476,625)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.2%
167,872	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$167,872
	(Cost $167,872)
	Total Investments — 2.2%	167,872
	(Cost $167,872)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.3%
	Call Options Purchased — 107.3%
120	SPDR® S&P 500® ETF Trust	$7,740,600	$12.55	07/17/26	7,538,936
150	SPDR® S&P 500® ETF Trust	9,675,750	640.13	07/17/26	777,300
	Total Purchased Options				8,316,236
	(Cost $8,132,001)
WRITTEN OPTIONS — (9.4)%
	Call Options Written — (9.4)%
(120)	SPDR® S&P 500® ETF Trust	(7,740,600)	627.58	07/17/26	(728,599)
	(Premiums received $679,812)
	Net Other Assets and Liabilities — (0.1)%				(4,168)
	Net Assets — 100.0%				$7,751,341

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$167,872	$167,872	$—	$—
Purchased Options	8,316,236	—	8,316,236	—
Total	$8,484,108	$167,872	$8,316,236	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(728,599)	$—	$(728,599)	$—

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 98.3%
414	SPDR® S&P 500® ETF Trust	$26,705,070	$6.41	08/21/26	$26,237,664
	(Cost $26,094,761)
	Put Options Purchased — 5.0%
414	SPDR® S&P 500® ETF Trust	26,705,070	643.42	08/21/26	1,328,526
	(Cost $1,396,060)
	Total Purchased Options				27,566,190
	(Cost $27,490,821)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (4.1)%
(414)	SPDR® S&P 500® ETF Trust	(26,705,070)	688.48	08/21/26	(1,112,418)
	(Premiums received $1,061,404)
	Put Options Written — (0.2)%
(414)	SPDR® S&P 500® ETF Trust	(26,705,070)	257.38	08/21/26	(48,438)
	(Premiums received $79,101)
	Total Written Options				(1,160,856)
	(Premiums received $1,140,505)
	Net Other Assets and Liabilities — 1.0%				269,929
	Net Assets — 100.0%				$26,675,263

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$27,566,190	$—	$27,566,190	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,160,856)	$—	$(1,160,856)	$—

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
9,325	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$9,325
	(Cost $9,325)
	Total Investments — 0.4%	9,325
	(Cost $9,325)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 100.2%
458	iShares MSCI Emerging Markets ETF	$2,283,588	$0.44	09/19/25	2,264,425
	(Cost $2,027,129)
	Put Options Purchased — 0.1%
458	iShares MSCI Emerging Markets ETF	2,283,588	43.69	09/19/25	994
	(Cost $127,576)
	Total Purchased Options				2,265,419
	(Cost $2,154,705)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(458)	iShares MSCI Emerging Markets ETF	(2,283,588)	50.79	09/19/25	(13,415)
	(Premiums received $16,006)
	Put Options Written — (0.0)%
(458)	iShares MSCI Emerging Markets ETF	(2,283,588)	39.32	09/19/25	(343)
	(Premiums received $31,808)
	Total Written Options				(13,758)
	(Premiums received $47,814)
	Net Other Assets and Liabilities — (0.1)%				(1,575)
	Net Assets — 100.0%				$2,259,411

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,325	$9,325	$—	$—
Purchased Options	2,265,419	—	2,265,419	—
Total	$2,274,744	$9,325	$2,265,419	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,758)	$—	$(13,758)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
99,258	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$99,258
	(Cost $99,258)
	Total Investments — 0.4%	99,258
	(Cost $99,258)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 99.5%
1,232	Invesco S&P 500® Equal Weight ETF	$23,237,984	$1.77	09/19/25	23,017,086
	(Cost $22,026,861)
	Put Options Purchased — 0.2%
1,232	Invesco S&P 500® Equal Weight ETF	23,237,984	177.44	09/19/25	39,227
	(Cost $905,242)
	Total Purchased Options				23,056,313
	(Cost $22,932,103)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(1,232)	Invesco S&P 500® Equal Weight ETF	(23,237,984)	203.54	09/19/25	(1,638)
	(Premiums received $196,285)
	Put Options Written — (0.0)%
(1,232)	Invesco S&P 500® Equal Weight ETF	(23,237,984)	159.70	09/19/25	(5,877)
	(Premiums received $291,876)
	Total Written Options				(7,515)
	(Premiums received $488,161)
	Net Other Assets and Liabilities — (0.1)%				(16,465)
	Net Assets — 100.0%				$23,131,591

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$99,258	$99,258	$—	$—
Purchased Options	23,056,313	—	23,056,313	—
Total	$23,155,571	$99,258	$23,056,313	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,515)	$—	$(7,515)	$—

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
69,617	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$69,617
	(Cost $69,617)
	Total Investments — 0.3%	69,617
	(Cost $69,617)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.1%
	Call Options Purchased — 106.0%
364	SPDR® S&P 500® ETF Trust	$23,479,820	$5.66	09/19/25	23,208,756
	(Cost $20,729,523)
	Put Options Purchased — 0.1%
364	SPDR® S&P 500® ETF Trust	23,479,820	568.23	09/19/25	15,237
	(Cost $1,004,631)
	Total Purchased Options				23,223,993
	(Cost $21,734,154)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (6.3)%
(364)	SPDR® S&P 500® ETF Trust	(23,479,820)	608.03	09/19/25	(1,384,135)
	(Premiums received $837,627)
	Put Options Written — (0.0)%
(364)	SPDR® S&P 500® ETF Trust	(23,479,820)	284.24	09/19/25	(510)
	(Premiums received $50,981)
	Total Written Options				(1,384,645)
	(Premiums received $888,608)
	Net Other Assets and Liabilities — (0.1)%				(15,714)
	Net Assets — 100.0%				$21,893,251

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$69,617	$69,617	$—	$—
Purchased Options	23,223,993	—	23,223,993	—
Total	$23,293,610	$69,617	$23,223,993	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,384,645)	$—	$(1,384,645)	$—

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
101,963	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$101,963
	(Cost $101,963)
	Total Investments — 0.4%	101,963
	(Cost $101,963)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 103.8%
416	SPDR® S&P 500® ETF Trust	$26,834,080	$5.83	10/17/25	26,523,058
	(Cost $24,171,674)
	Put Options Purchased — 0.3%
416	SPDR® S&P 500® ETF Trust	26,834,080	584.57	10/17/25	91,008
	(Cost $1,226,955)
	Total Purchased Options				26,614,066
	(Cost $25,398,629)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.4)%
(416)	SPDR® S&P 500® ETF Trust	(26,834,080)	625.80	10/17/25	(1,139,486)
	(Premiums received $826,263)
	Net Other Assets and Liabilities — (0.1)%				(18,801)
	Net Assets — 100.0%				$25,557,742

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$101,963	$101,963	$—	$—
Purchased Options	26,614,066	—	26,614,066	—
Total	$26,716,029	$101,963	$26,614,066	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,139,486)	$—	$(1,139,486)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
463,430	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$463,430
	(Cost $463,430)
	Total Investments — 1.3%	463,430
	(Cost $463,430)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.8%
	Call Options Purchased — 108.8%
546	SPDR® S&P 500® ETF Trust	$35,219,730	$11.69	10/17/25	34,494,063
693	SPDR® S&P 500® ETF Trust	44,701,965	596.28	10/17/25	3,708,472
	Total Purchased Options				38,202,535
	(Cost $33,827,818)
WRITTEN OPTIONS — (10.0)%
	Call Options Written — (10.0)%
(546)	SPDR® S&P 500® ETF Trust	(35,219,730)	584.59	10/17/25	(3,519,074)
	(Premiums received $2,180,369)
	Net Other Assets and Liabilities — (0.1)%				(23,239)
	Net Assets — 100.0%				$35,123,652

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$463,430	$463,430	$—	$—
Purchased Options	38,202,535	—	38,202,535	—
Total	$38,665,965	$463,430	$38,202,535	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,519,074)	$—	$(3,519,074)	$—

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
90,813	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$90,813
	(Cost $90,813)
	Total Investments — 0.5%	90,813
	(Cost $90,813)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 103.8%
312	SPDR® S&P 500® ETF Trust	$20,125,560	$5.84	11/21/25	19,890,883
	(Cost $18,335,253)
	Put Options Purchased — 0.8%
312	SPDR® S&P 500® ETF Trust	20,125,560	585.73	11/21/25	147,682
	(Cost $773,631)
	Total Purchased Options				20,038,565
	(Cost $19,108,884)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (5.0)%
(312)	SPDR® S&P 500® ETF Trust	(20,125,560)	629.68	11/21/25	(954,511)
	(Premiums received $830,104)
	Net Other Assets and Liabilities — (0.1)%				(13,684)
	Net Assets — 100.0%				$19,161,183

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$90,813	$90,813	$—	$—
Purchased Options	20,038,565	—	20,038,565	—
Total	$20,129,378	$90,813	$20,038,565	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(954,511)	$—	$(954,511)	$—

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
21,327	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$21,327
	(Cost $21,327)
	Total Investments — 0.6%	21,327
	(Cost $21,327)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 102.0%
708	iShares MSCI Emerging Markets ETF	$3,530,088	$0.42	12/19/25	3,472,407
	(Cost $3,158,781)
	Put Options Purchased — 0.4%
708	iShares MSCI Emerging Markets ETF	3,530,088	42.27	12/19/25	15,109
	(Cost $199,097)
	Total Purchased Options				3,487,516
	(Cost $3,357,878)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.7)%
(708)	iShares MSCI Emerging Markets ETF	(3,530,088)	50.69	12/19/25	(93,031)
	(Premiums received $30,058)
	Put Options Written — (0.2)%
(708)	iShares MSCI Emerging Markets ETF	(3,530,088)	38.04	12/19/25	(7,576)
	(Premiums received $32,175)
	Total Written Options				(100,607)
	(Premiums received $62,233)
	Net Other Assets and Liabilities — (0.1)%				(2,457)
	Net Assets — 100.0%				$3,405,779

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$21,327	$21,327	$—	$—
Purchased Options	3,487,516	—	3,487,516	—
Total	$3,508,843	$21,327	$3,487,516	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(100,607)	$—	$(100,607)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
102,924	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$102,924
	(Cost $102,924)
	Total Investments — 0.6%	102,924
	(Cost $102,924)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 99.3%
855	Invesco S&P 500® Equal Weight ETF	$16,127,010	$1.77	12/19/25	15,897,169
	(Cost $14,878,065)
	Put Options Purchased — 1.2%
855	Invesco S&P 500® Equal Weight ETF	16,127,010	176.66	12/19/25	196,017
	(Cost $741,019)
	Total Purchased Options				16,093,186
	(Cost $15,619,084)
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (0.5)%
(855)	Invesco S&P 500® Equal Weight ETF	(16,127,010)	201.69	12/19/25	(83,662)
	(Premiums received $163,869)
	Put Options Written — (0.5)%
(855)	Invesco S&P 500® Equal Weight ETF	(16,127,010)	158.99	12/19/25	(81,832)
	(Premiums received $318,017)
	Total Written Options				(165,494)
	(Premiums received $481,886)
	Net Other Assets and Liabilities — (0.1)%				(12,254)
	Net Assets — 100.0%				$16,018,362

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$102,924	$102,924	$—	$—
Purchased Options	16,093,186	—	16,093,186	—
Total	$16,196,110	$102,924	$16,093,186	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(165,494)	$—	$(165,494)	$—

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
202,919	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$202,919
	(Cost $202,919)
	Total Investments — 0.6%	202,919
	(Cost $202,919)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 103.2%
598	SPDR® S&P 500® ETF Trust	$38,573,990	$5.89	12/19/25	38,015,189
	(Cost $34,805,513)
	Put Options Purchased — 1.2%
598	SPDR® S&P 500® ETF Trust	38,573,990	591.13	12/19/25	437,592
	(Cost $1,691,757)
	Total Purchased Options				38,452,781
	(Cost $36,497,270)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (4.9)%
(598)	SPDR® S&P 500® ETF Trust	(38,573,990)	634.48	12/19/25	(1,804,112)
	(Premiums received $1,300,994)
	Net Other Assets and Liabilities — (0.1)%				(26,070)
	Net Assets — 100.0%				$36,825,518

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$202,919	$202,919	$—	$—
Purchased Options	38,452,781	—	38,452,781	—
Total	$38,655,700	$202,919	$38,452,781	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,804,112)	$—	$(1,804,112)	$—

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
372,849	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$372,849
	(Cost $372,849)
	Total Investments — 1.0%	372,849
	(Cost $372,849)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.4%
	Call Options Purchased — 99.7%
585	SPDR® S&P 500® ETF Trust	$37,735,425	$6.28	10/17/25	37,271,947
	(Cost $36,359,641)
	Put Options Purchased — 0.7%
585	SPDR® S&P 500® ETF Trust	37,735,425	611.89	10/17/25	246,817
	(Cost $711,255)
	Total Purchased Options				37,518,764
	(Cost $37,070,896)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.2)%
(585)	SPDR® S&P 500® ETF Trust	(37,735,425)	654.63	10/17/25	(440,961)
	(Premiums received $539,174)
	Put Options Written — (0.1)%
(585)	SPDR® S&P 500® ETF Trust	(37,735,425)	533.44	10/17/25	(50,685)
	(Premiums received $185,858)
	Total Written Options				(491,646)
	(Premiums received $725,032)
	Net Other Assets and Liabilities — (0.1)%				(25,148)
	Net Assets — 100.0%				$37,374,819

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$372,849	$372,849	$—	$—
Purchased Options	37,518,764	—	37,518,764	—
Total	$37,891,613	$372,849	$37,518,764	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(491,646)	$—	$(491,646)	$—

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
922,814	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$922,814
	(Cost $922,814)
	Total Investments — 0.8%	922,814
	(Cost $922,814)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 98.7%
1,847	SPDR® S&P 500® ETF Trust	$119,140,735	$6.43	11/21/25	117,646,512
	(Cost $117,310,258)
	Put Options Purchased — 2.2%
1,847	SPDR® S&P 500® ETF Trust	119,140,735	643.44	11/21/25	2,639,363
	(Cost $2,865,099)
	Total Purchased Options				120,285,875
	(Cost $120,175,357)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (1.0)%
(1,847)	SPDR® S&P 500® ETF Trust	(119,140,735)	669.31	11/21/25	(1,268,889)
	(Premiums received $1,348,933)
	Put Options Written — (0.9)%
(1,847)	SPDR® S&P 500® ETF Trust	(119,140,735)	595.18	11/21/25	(1,038,014)
	(Premiums received $1,174,156)
	Total Written Options				(2,306,903)
	(Premiums received $2,523,089)
	Net Other Assets and Liabilities — 0.2%				284,996
	Net Assets — 100.0%				$119,186,782

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$922,814	$922,814	$—	$—
Purchased Options	120,285,875	—	120,285,875	—
Total	$121,208,689	$922,814	$120,285,875	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,306,903)	$—	$(2,306,903)	$—

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
87,942	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$87,942
	(Cost $87,942)
	Total Investments — 1.8%	87,942
	(Cost $87,942)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 103.8%
79	SPDR® S&P 500® ETF Trust	$5,095,895	$5.94	09/19/25	5,034,860
	(Cost $4,790,989)
	Put Options Purchased — 0.1%
79	SPDR® S&P 500® ETF Trust	5,095,895	594.28	09/19/25	6,052
	(Cost $106,378)
	Total Purchased Options				5,040,912
	(Cost $4,897,367)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.6)%
(79)	SPDR® S&P 500® ETF Trust	(5,095,895)	612.11	09/19/25	(270,089)
	(Premiums received $147,492)
	Put Options Written — (0.0)%
(79)	SPDR® S&P 500® ETF Trust	(5,095,895)	512.15	09/19/25	(1,501)
	(Premiums received $20,680)
	Total Written Options				(271,590)
	(Premiums received $168,172)
	Net Other Assets and Liabilities — (0.1)%				(3,482)
	Net Assets — 100.0%				$4,853,782

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$87,942	$87,942	$—	$—
Purchased Options	5,040,912	—	5,040,912	—
Total	$5,128,854	$87,942	$5,040,912	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(271,590)	$—	$(271,590)	$—

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
10,580	FT Vest U.S. Equity Max Buffer ETF - January (b)	$340,480
11,432	FT Vest U.S. Equity Max Buffer ETF - February (b)	339,214
10,420	FT Vest U.S. Equity Max Buffer ETF - March (b)	337,708
11,068	FT Vest U.S. Equity Max Buffer ETF - April (b)	337,856
10,692	FT Vest U.S. Equity Max Buffer ETF - May (b)	337,707
10,060	FT Vest U.S. Equity Max Buffer ETF - June (b)	338,069
10,320	FT Vest U.S. Equity Max Buffer ETF - July (b)	340,084
10,200	FT Vest U.S. Equity Max Buffer ETF - August (b)	340,193
10,912	FT Vest U.S. Equity Max Buffer ETF - September (b)	341,273
10,712	FT Vest U.S. Equity Max Buffer ETF - October (b)	342,112
10,672	FT Vest U.S. Equity Max Buffer ETF - November (b)	340,576
10,636	FT Vest U.S. Equity Max Buffer ETF - December (b)	340,394
	Total Exchange-Traded Funds	4,075,666
	(Cost $4,033,906)
MONEY MARKET FUNDS — 0.1%
2,408	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (c)	2,408
	(Cost $2,408)

	Total Investments — 100.0%	4,078,074
	(Cost $4,036,314)
	Net Other Assets and Liabilities — (0.0)%	(283)
	Net Assets — 100.0%	$4,077,791

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 4,075,666	$ 4,075,666	$ —	$ —
Money Market Funds	2,408	2,408	—	—
Total Investments	$4,078,074	$4,078,074	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at August 31, 2025, and for the fiscal year-to-date period (June 24, 2025 (commencement of investment operations) to August 31, 2025) are as follows:

Security Name	Shares at 8/31/2025	Value at 6/24/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Max Buffer ETF - January	10,580	$—	$336,701	$—	$3,779	$—	$340,480	$—
FT Vest U.S. Equity Max Buffer ETF - February	11,432	—	335,748	—	3,466	—	339,214	—
FT Vest U.S. Equity Max Buffer ETF - March	10,420	—	335,007	—	2,701	—	337,708	—
FT Vest U.S. Equity Max Buffer ETF - April	11,068	—	335,548	—	2,308	—	337,856	—
FT Vest U.S. Equity Max Buffer ETF - May	10,692	—	334,851	—	2,856	—	337,707	—
FT Vest U.S. Equity Max Buffer ETF - June	10,060	—	335,177	—	2,892	—	338,069	—
FT Vest U.S. Equity Max Buffer ETF - July	10,320	—	336,582	—	3,502	—	340,084	—
FT Vest U.S. Equity Max Buffer ETF - August	10,200	—	336,555	—	3,638	—	340,193	—
FT Vest U.S. Equity Max Buffer ETF - September	10,912	—	337,018	—	4,255	—	341,273	—
FT Vest U.S. Equity Max Buffer ETF - October	10,712	—	337,610	—	4,502	—	342,112	—
FT Vest U.S. Equity Max Buffer ETF - November	10,672	—	336,608	—	3,968	—	340,576	—
FT Vest U.S. Equity Max Buffer ETF - December	10,636	—	336,501	—	3,893	—	340,394	—
		$—	$4,033,906	$—	$41,760	$—	$4,075,666	$—

First Trust Exchange-Traded Fund VIII
Additional Information
August 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.